Securities (Detail Textuals) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Securities pledged as collateral	$ 57,340,588	$ 42,463,127
Securities sold under agreements to repurchase	7,528,988	9,709,793
Gross realized gains on sales of available-for-sale securities	337,618	402,981
Gross realized losses on sales of available-for-sale securities	(8,773)	(3,382)
Taxes on reclassification adjustment for realized gains included in net income	111,807	135,864
Debt securities, fair value	$ 82,719,803	$ 71,583,259
Percentage of available-for-sale investment portfolio	74.00%	71.00%